Intangible Assets and Liabilities - Intangible Assets, Favorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 60,431
Ending balance	42,311	$ 60,431
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	211,644	211,644	$ 195,854
Additions/ (Amortization)	0	0	15,790
Ending balance	211,644	211,644	211,644
Accumutaled Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(151,213)	(132,928)	(95,432)
Additions/ (Amortization)	(18,120)	(18,285)	(37,496)
Ending balance	(169,333)	(151,213)	(132,928)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	60,431	78,716	100,422
Additions/ (Amortization)	(18,120)	(18,285)	(21,706)
Ending balance	$ 42,311	$ 60,431	$ 78,716